Expense Example - BlackRock Daily Reinvestment Stablecoin Reserve Vehicle - OnChain	Jul. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	$ 57